Rule 497 (e)
                                                        Registration No. 2-96546
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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.            600 Fifth Avenue
DAILY INCOME FUND                                     New York, NY 10020
FLORIDA DAILY MUNICIPAL INCOME FUND                       (212) 830-5345
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.    (800) 433-1918 Toll Free
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SHORT TERM INCOME FUND, INC.
TAX EXEMPT PROCEEDS FUND, INC.
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                         SUPPLEMENT DATED MARCH 5, 2007
             TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR
                          EACH OF THE ABOVE NAMED FUNDS

The second paragraph under section V. Investment Advisory and Other Services has been deleted and replaced with the following:

The Manager is a registered investment adviser whose origins date back to 1970. IXIS Asset Management US Group, L.P. ("IXIS-AMUSGROUP") formerly IXIS Asset Management North America, L.P., is the managing member and sole direct owner of the Manager. IXIS-AMUSGROUP is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned, principally, directly or indirectly, by three large French financial services entities: Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d'Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d'Epargne and the Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.